Basis of Presentation and General Information (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2022 subsidiary $ / shares shares	Dec. 31, 2021 subsidiary $ / shares shares	Nov. 30, 2021 $ / shares shares	Nov. 29, 2021 $ / shares shares	Apr. 15, 2021 $ / shares shares
Related Party Transaction [Line Items]
Common Stock, Shares Authorized | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized | shares	100,000,000	100,000,000	100,000,000	100,000,000
Preferred stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of subsidiaries acquired through spin-off transaction | subsidiary		3
Diana Shipping Inc
Related Party Transaction [Line Items]
Number of subsidiaries acquired through spin-off transaction | subsidiary	3	3